QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings Inc.	22,337	$1,211,782
Intelsat SA	8,500	133,110	*

Total Diversified Telecommunication Services		1,344,892

Entertainment - 0.8%
Glu Mobile Inc.	45,000	492,300	*
World Wrestling Entertainment Inc., Class A Shares	11,500	997,970

Total Entertainment		1,490,270

Interactive Media & Services - 0.9%
Cargurus Inc.	20,000	801,200	*
Yelp Inc.	26,000	897,000	*

Total Interactive Media & Services		1,698,200

Media - 0.8%
Gray Television Inc.	20,793	444,139	*
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Sinclair Broadcast Group Inc., Class A Shares	25,554	983,318

Total Media		1,427,457

TOTAL COMMUNICATION SERVICES		5,960,819

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.0%
Dana Inc.	52,495	931,261
Tenneco Inc., Class A Shares	15,985	354,228
Tower International Inc.	24,899	523,626

Total Auto Components		1,809,115

Distributors - 0.3%
Core-Mark Holding Co. Inc.	13,000	482,690

Diversified Consumer Services - 0.3%
K12 Inc.	12,000	409,560	*
Weight Watchers International Inc.	8,900	179,335	*

Total Diversified Consumer Services		588,895

Hotels, Restaurants & Leisure - 2.9%
BJ’s Restaurants Inc.	17,648	834,398
Bloomin’ Brands Inc.	44,500	910,025
Boyd Gaming Corp.	33,000	902,880
Dine Brands Global Inc.	10,200	931,158
Jack in the Box Inc.	5,000	405,300
Marriott Vacations Worldwide Corp.	10,568	988,108
Penn National Gaming Inc.	18,000	361,800	*

Total Hotels, Restaurants & Leisure		5,333,669

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Household Durables - 1.4%
Ethan Allen Interiors Inc.	23,000	$439,990
Hooker Furniture Corp.	4,329	124,805
KB Home	59,574	1,439,903
MDC Holdings Inc.	22,745	660,970

Total Household Durables		2,665,668

Internet & Direct Marketing Retail - 1.0%
Etsy Inc.	27,350	1,838,467	*

Leisure Products - 0.6%
Johnson Outdoors Inc., Class A Shares	3,147	224,570
Malibu Boats Inc., Class A Shares	9,249	366,076	*
MasterCraft Boat Holdings Inc.	9,932	224,165	*
Sturm Ruger & Co. Inc.	4,703	249,353

Total Leisure Products		1,064,164

Multiline Retail - 0.4%
Big Lots Inc.	20,114	764,734

Specialty Retail - 2.6%
Abercrombie & Fitch Co., Class A Shares	47,824	1,310,856
Children’s Place Inc.	3,700	359,936
Christopher & Banks Corp.	24,304	8,288	*
Designer Brands Inc.	21,621	480,419
Express Inc.	84,802	362,952	*
Genesco Inc.	20,196	919,928	*
Hibbett Sports Inc.	34,650	790,366	*
Office Depot Inc.	57,534	208,848
Signet Jewelers Ltd.	13,500	366,660

Total Specialty Retail		4,808,253

Textiles, Apparel & Luxury Goods - 1.0%
Crocs Inc.	23,100	594,825	*
Deckers Outdoor Corp.	7,853	1,154,313	*
Vera Bradley Inc.	11,552	153,064	*

Total Textiles, Apparel & Luxury Goods		1,902,202

TOTAL CONSUMER DISCRETIONARY		21,257,857

CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Boston Beer Co. Inc., Class A Shares	1,300	383,149	*
National Beverage Corp.	4,300	248,239

Total Beverages		631,388

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.5%
Andersons Inc.	11,154	$359,493
Ingles Markets Inc., Class A Shares	3,127	86,368
Rite Aid Corp.	160,000	101,600	*
SpartanNash Co.	10,615	168,460
United Natural Foods Inc.	9,500	125,590	*

Total Food & Staples Retailing		841,511

Food Products - 1.0%
Dean Foods Co.	57,795	175,119
Sanderson Farms Inc.	12,023	1,585,112

Total Food Products		1,760,231

Personal Products - 0.6%
Medifast Inc.	5,400	688,770
USANA Health Sciences Inc.	4,900	410,963	*

Total Personal Products		1,099,733

TOTAL CONSUMER STAPLES		4,332,863

ENERGY - 3.6%
Energy Equipment & Services - 0.7%
C&J Energy Services Inc.	28,345	439,914	*
Exterran Corp.	18,078	304,614	*
Noble Corp. PLC	49,100	140,917	*
Pioneer Energy Services Corp.	86,393	152,916	*
Superior Energy Services Inc.	68,873	321,637	*

Total Energy Equipment & Services		1,359,998

Oil, Gas & Consumable Fuels - 2.9%
Antero Resources Corp.	65,000	573,950	*
Arch Coal Inc., Class A Shares	3,800	346,826
Bonanza Creek Energy Inc.	14,199	322,175	*
California Resources Corp.	18,000	462,780	*
Delek U.S. Holdings Inc.	33,000	1,201,860
Denbury Resources Inc.	106,000	217,300	*
Green Plains Inc.	7,867	131,222
PDC Energy Inc.	8,000	325,440	*
Peabody Energy Corp.	12,985	367,865
REX American Resources Corp.	4,374	352,588	*
SM Energy Co.	26,000	454,740
World Fuel Services Corp.	19,500	563,355

Total Oil, Gas & Consumable Fuels		5,320,101

TOTAL ENERGY		6,680,099

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 17.8%
Banks - 8.8%
Ameris Bancorp	8,500	$291,975
Banc of California Inc.	39,004	539,815
Bancorp Inc.	69,971	565,366	*
Berkshire Hills Bancorp Inc.	11,701	318,735
Boston Private Financial Holdings Inc.	16,400	179,744
Cadence BanCorp	42,000	779,100
Cathay General Bancorp	10,834	367,381
Chemical Financial Corp.	15,000	617,400
Community Trust Bancorp Inc.	5,122	210,309
Customers Bancorp Inc.	17,448	319,473	*
First BanCorp	99,920	1,145,083
First Busey Corp.	12,000	292,800
First Commonwealth Financial Corp.	32,646	411,340
First Interstate BancSystem Inc., Class A Shares	14,092	561,143
First Merchants Corp.	25,598	943,286
First Midwest Bancorp Inc.	35,692	730,258
Fulton Financial Corp.	30,500	472,140
Hancock Whitney Corp.	11,253	454,621
Hanmi Financial Corp.	36,708	780,779
Heartland Financial USA Inc.	7,467	318,468
Hilltop Holdings Inc.	28,482	519,797
Hope Bancorp Inc.	24,900	325,692
IBERIABANK Corp.	17,493	1,254,423
OFG Bancorp	27,642	547,035
Opus Bank	23,551	466,310
Sandy Spring Bancorp Inc.	14,600	456,688
The Bank of N.T. Butterfield & Son Ltd.	13,000	466,440
United Community Banks Inc.	43,076	1,073,885
Wintrust Financial Corp.	12,500	841,625

Total Banks		16,251,111

Capital Markets - 1.8%
BrightSphere Investment Group PLC	52,000	705,120
Evercore Inc., Class A Shares	11,800	1,073,800
Federated Investors Inc., Class B Shares	21,000	615,510
Manning & Napier Inc.	26,502	55,654
Stifel Financial Corp.	17,000	896,920

Total Capital Markets		3,347,004

Consumer Finance - 0.7%
Consumer Portfolio Services Inc.	15,173	52,954	*
Enova International Inc.	28,567	651,899	*
EZCORP Inc., Class A Shares	58,000	540,560	*

Total Consumer Finance		1,245,413

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Insurance - 2.4%
American Equity Investment Life Holding Co.	26,035	$703,466
CNO Financial Group Inc.	26,328	425,987
Genworth Financial Inc., Class A Shares	68,425	262,068	*
HCI Group Inc.	8,000	341,840
Health Insurance Innovations Inc., Class A Shares	6,000	160,920	*
Heritage Insurance Holdings Inc.	25,501	372,314
Primerica Inc.	4,071	497,273
Safety Insurance Group Inc.	3,172	276,408
Third Point Reinsurance Ltd.	49,000	508,620	*
Universal Insurance Holdings Inc.	26,340	816,540

Total Insurance		4,365,436

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Corp.	35,340	601,487

Thrifts & Mortgage Finance - 3.8%
Axos Financial Inc.	37,000	1,071,520	*
Essent Group Ltd.	35,836	1,557,074	*
Flagstar Bancorp Inc.	24,000	790,080
Meridian Bancorp Inc.	11,180	175,414
Meta Financial Group Inc.	16,530	325,311
MGIC Investment Corp.	118,000	1,556,420	*
PennyMac Financial Services Inc.	12,383	275,398
Radian Group Inc.	52,518	1,089,223
WSFS Financial Corp.	6,500	250,900

Total Thrifts & Mortgage Finance		7,091,340

TOTAL FINANCIALS		32,901,791

HEALTH CARE - 15.3%
Biotechnology - 6.0%
ACADIA Pharmaceuticals Inc.	36,700	985,395	*
Achillion Pharmaceuticals Inc.	89,796	265,796	*
Acorda Therapeutics Inc.	21,148	281,057	*
AMAG Pharmaceuticals Inc.	19,712	253,891	*
Amicus Therapeutics Inc.	27,466	373,538	*
Aptevo Therapeutics Inc.	13,113	11,802	*
Arena Pharmaceuticals Inc.	5,471	245,265	*
Avid Bioservices Inc.	12,641	53,724	*
Blueprint Medicines Corp.	7,800	624,390	*
CareDx Inc.	13,000	409,760	*
Celldex Therapeutics Inc.	5,172	25,446	*
Chimerix Inc.	40,401	84,842	*
Conatus Pharmaceuticals Inc.	21,766	23,507	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Concert Pharmaceuticals Inc.	16,497	$199,119	*
Deciphera Pharmaceuticals Inc.	3,500	81,235	*
Eagle Pharmaceuticals Inc.	8,195	413,765	*
Emergent BioSolutions Inc.	13,700	692,124	*
Enanta Pharmaceuticals Inc.	8,400	802,368	*
FibroGen Inc.	6,900	375,015	*
Genomic Health Inc.	2,500	175,125	*
Geron Corp.	90,000	149,400	*
Halozyme Therapeutics Inc.	16,732	269,385	*
Infinity Pharmaceuticals Inc.	30,551	57,436	*
Insmed Inc.	13,017	378,404	*
Insys Therapeutics Inc.	31,827	147,041	*
Jounce Therapeutics Inc.	18,000	111,600	*
Ligand Pharmaceuticals Inc.	2,500	314,275	*
Momenta Pharmaceuticals Inc.	34,600	502,738	*
NewLink Genetics Corp.	24,740	47,748	*
Osiris Therapeutics Inc.	12,466	236,854	*
PTC Therapeutics Inc.	16,000	602,240	*
Puma Biotechnology Inc.	11,200	434,448	*
REGENXBIO Inc.	8,200	469,942	*
Sangamo Therapeutics Inc.	25,608	244,300	*
Spectrum Pharmaceuticals Inc.	18,000	192,420	*
Trevena Inc.	31,141	48,580	*
Vanda Pharmaceuticals Inc.	28,000	515,200	*

Total Biotechnology		11,099,175

Health Care Equipment & Supplies - 5.2%
Apyx Medical Corp.	27,000	170,370	*
Avanos Medical Inc.	13,559	578,698	*
Cardiovascular Systems Inc.	17,604	680,571	*
Globus Medical Inc., Class A Shares	8,200	405,162	*
Haemonetics Corp.	10,700	936,036	*
ICU Medical Inc.	2,935	702,433	*
Inogen Inc.	4,500	429,165	*
Integer Holdings Corp.	6,100	460,062	*
iRhythm Technologies Inc.	7,500	562,200	*
Lantheus Holdings Inc.	27,468	672,417	*
LivaNova PLC	5,300	515,425	*
Masimo Corp.	5,383	744,361	*
Merit Medical Systems Inc.	6,400	395,712	*
Natus Medical Inc.	16,774	425,724	*

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Neogen Corp.	5,100	$292,689	*
OraSure Technologies Inc.	38,026	423,990	*
Orthofix Medical Inc.	7,041	397,183	*
STAAR Surgical Co.	12,000	410,280	*
Surmodics Inc.	6,300	273,924	*

Total Health Care Equipment & Supplies		9,476,402

Health Care Providers & Services - 1.1%
Addus HomeCare Corp.	10,200	648,618	*
Amedisys Inc.	5,200	640,952	*
Ensign Group Inc.	14,209	727,359

Total Health Care Providers & Services		2,016,929

Life Sciences Tools & Services - 0.8%
Luminex Corp.	8,014	184,402
Medpace Holdings Inc.	8,900	524,833	*
Syneos Health Inc.	15,508	802,694	*

Total Life Sciences Tools & Services		1,511,929

Pharmaceuticals - 2.2%
Amphastar Pharmaceuticals Inc.	14,818	302,732	*
Corcept Therapeutics Inc.	34,750	407,965	*
Endo International PLC	33,000	264,990	*
Horizon Pharma PLC	32,782	866,428	*
Innoviva Inc.	27,020	379,091	*
Intersect ENT Inc.	12,302	395,509	*
Mallinckrodt PLC	16,500	358,710	*
Pacira Pharmaceuticals Inc.	8,900	338,734	*
Phibro Animal Health Corp., Class A Shares	13,000	429,000
Revance Therapeutics Inc.	12,567	198,056	*
Supernus Pharmaceuticals Inc.	5,246	183,820	*

Total Pharmaceuticals		4,125,035

TOTAL HEALTH CARE		28,229,470

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.2%
AAR Corp.	11,675	379,554

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings Inc.	4,000	202,240	*

Airlines - 0.3%
Hawaiian Holdings Inc.	19,960	523,950

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Building Products - 2.5%
Advanced Drainage Systems Inc.	23,000	$592,710
Apogee Enterprises Inc.	17,500	656,075
Builders FirstSource Inc.	38,708	516,365	*
Continental Building Products Inc.	16,233	402,416	*
Masonite International Corp.	11,700	583,713	*
NCI Building Systems Inc.	23,540	145,007	*
Patrick Industries Inc.	25,000	1,133,000	*
Universal Forest Products Inc.	20,079	600,161

Total Building Products		4,629,447

Commercial Services & Supplies - 2.0%
Herman Miller Inc.	23,822	838,058
HNI Corp.	8,400	304,836
Quad/Graphics Inc.	21,061	250,626
RR Donnelley & Sons Co.	68,858	325,010
Steelcase Inc., Class A Shares	66,329	965,087
Tetra Tech Inc.	17,409	1,037,402

Total Commercial Services & Supplies		3,721,019

Construction & Engineering - 2.0%
Argan Inc.	12,693	634,015
Dycom Industries Inc.	15,500	712,070	*
EMCOR Group Inc.	10,000	730,800
Granite Construction Inc.	12,600	543,690
MYR Group Inc.	9,439	326,873	*
Orion Group Holdings Inc.	8,451	24,677	*
Primoris Services Corp.	19,751	408,451
Tutor Perini Corp.	17,000	291,040	*

Total Construction & Engineering		3,671,616

Machinery - 1.8%
Briggs & Stratton Corp.	25,000	295,750
Global Brass & Copper Holdings Inc.	16,807	578,833
Manitowoc Co. Inc.	35,000	574,350	*
Meritor Inc.	25,000	508,750	*
Milacron Holdings Corp.	32,500	367,900	*
Mueller Water Products Inc., Class A Shares	19,837	199,163
SPX Corp	6,820	237,268	*
Terex Corp.	18,000	578,340

Total Machinery		3,340,354

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Professional Services - 2.0%
Barrett Business Services Inc.	5,181	$400,647
Insperity Inc.	13,000	1,607,580
Kforce Inc.	11,100	389,832
Korn Ferry	8,000	358,240
Navigant Consulting Inc.	21,566	419,890
TrueBlue Inc.	19,949	471,594	*

Total Professional Services		3,647,783

Road & Rail - 0.6%
Werner Enterprises Inc.	29,554	1,009,269

Trading Companies & Distributors - 1.8%
Aircastle Ltd.	33,679	681,663
BMC Stock Holdings Inc.	41,000	724,470	*
H&E Equipment Services Inc.	14,330	359,826
Herc Holdings Inc.	18,000	701,640	*
Rush Enterprises Inc., Class A Shares	15,500	648,055
Veritiv Corp.	9,000	236,880	*

Total Trading Companies & Distributors		3,352,534

TOTAL INDUSTRIALS		24,477,766

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.3%
ADTRAN Inc.	22,084	302,551
Ciena Corp.	24,253	905,607	*
Finisar Corp.	16,280	377,208	*
NETGEAR Inc.	13,038	431,818	*
NetScout Systems Inc.	14,500	407,015	*

Total Communications Equipment		2,424,199

Electronic Equipment, Instruments & Components - 3.7%
Belden Inc.	7,827	420,310
Benchmark Electronics Inc.	41,029	1,077,011
Fabrinet	7,800	408,408	*
Insight Enterprises Inc.	9,030	497,192	*
Methode Electronics Inc.	21,955	631,865
Plexus Corp.	17,199	1,048,279	*
Sanmina Corp.	35,613	1,027,435	*
ScanSource Inc.	7,438	266,429	*
SYNNEX Corp.	3,809	363,341
Tech Data Corp.	11,366	1,163,992	*

Total Electronic Equipment, Instruments & Components		6,904,262

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
IT Services - 1.5%
EVERTEC Inc.	18,553	$515,959
MAXIMUS Inc.	8,200	582,036
NIC Inc.	35,577	608,011
Science Applications International Corp.	5,300	407,835
Travelport Worldwide Ltd.	40,319	634,218

Total IT Services		2,748,059

Semiconductors & Semiconductor Equipment - 3.1%
Amkor Technology Inc.	57,937	494,782	*
Axcelis Technologies Inc.	22,290	448,475	*
Cabot Microelectronics Corp.	5,000	559,800
Cirrus Logic Inc.	22,619	951,581	*
Diodes Inc.	18,761	651,007	*
Entegris Inc.	20,000	713,800
Integrated Device Technology Inc.	7,720	378,203	*
Lattice Semiconductor Corp.	55,108	657,438	*
Rudolph Technologies Inc.	13,180	300,504	*
Xperi Corp.	26,000	608,400

Total Semiconductors & Semiconductor Equipment		5,763,990

Software - 7.8%
Alarm.com Holdings Inc.	7,500	486,750	*
Benefitfocus Inc.	6,300	311,976	*
Bottomline Technologies de Inc.	6,610	331,095	*
Box Inc., Class A Shares	55,543	1,072,535	*
Cloudera Inc.	117,385	1,284,192	*
CommVault Systems Inc.	10,633	688,380	*
Cornerstone OnDemand Inc.	12,000	657,360	*
Fair Isaac Corp.	2,000	543,260	*
HubSpot Inc.	3,600	598,356	*
Manhattan Associates Inc.	22,634	1,247,360	*
New Relic Inc.	9,918	978,907	*
Paylocity Holding Corp.	5,800	517,302	*
Progress Software Corp.	28,067	1,245,333
Rubicon Project Inc.	26,168	159,101	*
SailPoint Technologies Holding Inc.	15,500	445,160	*
SPS Commerce Inc.	8,000	848,480	*
The Trade Desk Inc., Class A Shares	4,900	969,955	*
TiVo Corp.	40,928	381,449
Varonis Systems Inc.	4,033	240,488	*
Verint Systems Inc.	21,747	1,301,775	*

Total Software		14,309,214

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
Cray Inc.	15,000	$390,750	*
Intevac Inc.	12,339	75,638	*

Total Technology Hardware, Storage & Peripherals		466,388

TOTAL INFORMATION TECHNOLOGY		32,616,112

MATERIALS - 3.4%
Chemicals - 0.8%
A Schulman Inc., CVR	19,282	0	(a)(b)(c)
Trinseo SA	15,649	708,900
Tronox Holdings PLC, Class A Shares	54,737	719,791

Total Chemicals		1,428,691

Containers & Packaging - 0.4%
Greif Inc., Class A Shares	14,854	612,728

Metals & Mining - 1.0%
Coeur Mining Inc.	56,741	231,504	*
Commercial Metals Co.	25,389	433,644
Schnitzer Steel Industries Inc., Class A Shares	7,500	180,000
SunCoke Energy Inc.	25,000	212,250	*
Warrior Met Coal Inc.	27,500	836,000

Total Metals & Mining		1,893,398

Paper & Forest Products - 1.2%
Boise Cascade Co.	22,636	605,739
Louisiana-Pacific Corp.	30,500	743,590
Verso Corp., Class A Shares	43,000	921,060	*

Total Paper & Forest Products		2,270,389

TOTAL MATERIALS		6,205,206

REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 6.2%
CareTrust REIT Inc.	26,000	609,960
CBL & Associates Properties Inc.	47,347	73,388
Chatham Lodging Trust	19,471	374,622
CoreCivic Inc.	25,100	488,195
DiamondRock Hospitality Co.	98,311	1,064,708
Essential Properties Realty Trust Inc.	24,000	468,480
GEO Group Inc.	35,000	672,000
Hersha Hospitality Trust	18,301	313,679
InfraREIT Inc.	16,289	341,580	*
Pebblebrook Hotel Trust	32,323	1,003,952
PotlatchDeltic Corp.	27,229	1,028,984
RLJ Lodging Trust	42,097	739,644
RPT Realty	31,461	377,847

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY		SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Ryman Hospitality Properties Inc.		9,624	$791,478
Sabra Health Care REIT Inc.		25,000	486,750
Summit Hotel Properties Inc.		49,418	563,859
Sunstone Hotel Investors Inc.		79,219	1,140,754
Xenia Hotels & Resorts Inc.		42,536	931,964

Total Equity Real Estate Investment Trusts (REITs)			11,471,844

Real Estate Management & Development - 0.9%
HFF Inc., Class A Shares		19,401	926,398
Marcus & Millichap Inc.		14,039	571,808	*
RE/MAX Holdings Inc., Class A Shares		5,050	194,627

Total Real Estate Management & Development			1,692,833

TOTAL REAL ESTATE			13,164,677

UTILITIES - 4.0%
Electric Utilities - 2.2%
El Paso Electric Co.		9,000	529,380
IDACORP Inc.		4,708	468,635
Otter Tail Corp.		11,800	587,876
PNM Resources Inc.		32,986	1,561,557
Portland General Electric Co.		16,393	849,813

Total Electric Utilities			3,997,261

Gas Utilities - 1.2%
New Jersey Resources Corp.		14,000	697,060
ONE Gas Inc.		12,079	1,075,393
Spire Inc.		6,500	534,885

Total Gas Utilities			2,307,338

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc., Class C Shares		7,983	120,623

Multi-Utilities - 0.5%
Avista Corp.		22,000	893,640

TOTAL UTILITIES			7,318,862

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,730,684)			183,145,522

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,110,071)	2.371%	1,110,071	1,110,071

TOTAL INVESTMENTS - 99.9% (Cost - $180,840,755)			184,255,593
Other Assets in Excess of Liabilities - 0.1%			130,207

TOTAL NET ASSETS - 100.0%			$184,385,800

See Notes to Schedule of Investments.

QS U.S. SMALL CAPITALIZATION EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviations used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Small Capitalization Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$5,960,819	—	$0	*	$5,960,819
Materials	6,205,206	—	0	*	6,205,206
Other Common Stocks	170,979,497	—	—		170,979,497

Total Long-Term Investments	183,145,522	—	0	*	183,145,522

Short-Term Investments†	1,110,071	—	—		1,110,071

Total Investments	$184,255,593	—	$0	*	$184,255,593

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 48.7%
Australia - 5.4%
Australia Government Bond, Senior Notes	2.750%	10/21/19	120,838,000	AUD	$86,404,890	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	21,084,500	AUD	15,678,297	(a)
Queensland Treasury Corp.	4.000%	6/21/19	47,729,000	AUD	34,067,085	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	45,694,100	AUD	33,377,957

Total Australia					169,528,229

Brazil - 4.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	216,955,000	BRL	57,836,094
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	313,440,000	BRL	84,865,525

Total Brazil					142,701,619

Colombia - 4.4%
Colombian TES, Bonds	6.250%	11/26/25	188,170,000,000	COP	59,846,882
Colombian TES, Bonds	6.000%	4/28/28	261,070,000,000	COP	79,718,792

Total Colombia					139,565,674

Indonesia - 3.8%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	132,490,000,000	IDR	9,765,927
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	722,700,000,000	IDR	55,339,687
Indonesia Treasury Bond, Senior Notes	6.625%	5/15/33	153,500,000,000	IDR	9,470,325
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	609,200,000,000	IDR	44,714,167

Total Indonesia					119,290,106

Malaysia - 6.6%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	231,170,000	MYR	56,888,488
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	101,200,000	MYR	25,163,835
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	116,350,000	MYR	28,888,430
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	181,645,000	MYR	44,330,368
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	59,305,000	MYR	14,757,016
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	149,850,000	MYR	36,871,872

Total Malaysia					206,900,009

Mexico - 12.7%
Mexican Bonos, Bonds	8.000%	11/7/47	973,786,200	MXN	47,663,687
Mexican Bonos, Senior Notes	8.500%	5/31/29	1,744,648,200	MXN	92,469,658
Mexican Bonos, Senior Notes	7.750%	11/23/34	652,029,800	MXN	31,985,664
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,775,338,100	MXN	92,193,830
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,779,217,900	MXN	133,117,239

Total Mexico					397,430,078

See Notes to Schedule of Investments.

1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 5.6%
Republic of Poland Government Bond	3.250%	7/25/19	176,692,000	PLN	$46,323,457
Republic of Poland Government Bond	1.500%	4/25/20	262,326,000	PLN	68,395,796
Republic of Poland Government Bond	5.250%	10/25/20	103,080,000	PLN	28,362,169
Republic of Poland Government Bond	2.000%	4/25/21	120,990,000	PLN	31,758,536

Total Poland					174,839,958

South Africa - 5.7%
Republic of South Africa Government Bond	6.500%	2/28/41	1,226,620,428	ZAR	60,235,426
Republic of South Africa Government Bond	8.750%	2/28/48	1,919,182,073	ZAR	120,135,511

Total South Africa					180,370,937

TOTAL SOVEREIGN BONDS (Cost - $1,830,989,192)					1,530,626,610

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 35.5%
U.S. Government Obligations - 35.5%
U.S. Treasury Bonds	2.875%	11/15/46	79,682,000		80,692,032
U.S. Treasury Bonds	3.375%	11/15/48	223,715,300		249,027,462
U.S. Treasury Bonds	3.000%	2/15/49	232,563,600		240,998,572
U.S. Treasury Notes	2.875%	8/15/28	351,755,400		365,530,198
U.S. Treasury Notes	2.625%	2/15/29	176,076,400		179,333,125

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,077,999,421)					1,115,581,389

CORPORATE BONDS & NOTES - 11.9%
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 4.1%
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.605%	4/5/21	52,569,000		51,344,311	(b)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.797%	1/9/20	17,469,000		17,468,068	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.727%	4/13/20	58,034,000		58,127,858	(b)

TOTAL CONSUMER DISCRETIONARY					126,940,237

FINANCIALS - 6.7%
Banks - 1.4%
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.790%	7/26/21	42,902,000		43,459,787	(b)

Capital Markets - 4.4%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.113%	2/22/21	55,176,000		55,051,632	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.401%	2/23/23	82,195,000		81,521,585	(b)

Total Capital Markets					136,573,217

See Notes to Schedule of Investments.

2

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.9%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.333%	11/5/21	29,356,000		$29,470,444	(b)

TOTAL FINANCIALS					209,503,448

INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	34,093,000		35,780,721

TOTAL CORPORATE BONDS & NOTES (Cost - $371,604,272)					372,224,406

COLLATERALIZED MORTGAGE OBLIGATIONS (d) - 1.1%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	7.386%	11/25/24	2,786,781		3,130,438	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.686%	1/25/30	6,255,322		6,337,654	(b)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. Euribor + 0.160%, 0.000% floor)	0.000%	12/17/49	4,976,773	EUR	5,108,663	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% Floor)	0.000%	3/22/44	7,655,031	EUR	7,880,215	(a)(b)
Pastor GC Hipotecario, 2005 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	6/21/46	11,734,269	EUR	11,757,775	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $38,735,116)					34,214,745

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,319,328,001)					3,052,647,150

			SHARES
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $69,458,801)	2.343%		69,458,801		69,458,801

TOTAL INVESTMENTS - 99.4% (Cost - $3,388,786,802)					3,122,105,951
Other Assets in Excess of Liabilities - 0.6%					20,242,673

TOTAL NET ASSETS - 100.0%					$3,142,348,624

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,594,107	SEK	116,500,000	Citibank N.A.	4/15/19	$48,132
CLP	13,590,000,000	USD	20,224,719	HSBC Securities Inc.	4/15/19	(253,718)
CLP	13,640,000,000	USD	20,265,743	HSBC Securities Inc.	4/15/19	(221,265)
CLP	18,270,000,000	USD	27,116,481	HSBC Securities Inc.	4/15/19	(268,049)
CLP	20,000,000,000	USD	29,817,369	HSBC Securities Inc.	4/15/19	(426,638)
SEK	256,300,000	USD	28,672,111	HSBC Securities Inc.	4/15/19	(1,070,966)
USD	7,212,389	CLP	4,890,000,000	HSBC Securities Inc.	4/15/19	26,356
CAD	232,600,000	USD	175,726,212	Goldman Sachs Group Inc.	4/16/19	(1,592,156)
USD	55,716,466	CAD	74,830,000	Goldman Sachs Group Inc.	4/16/19	(304,391)
USD	117,615,924	CAD	157,770,000	Goldman Sachs Group Inc.	4/16/19	(497,275)

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	115,400,000	USD	13,581,504	HSBC Securities Inc.	4/26/19	$(187,433)
USD	7,800,916	NOK	67,100,000	Morgan Stanley & Co. Inc.	4/26/19	12,856
RUB	2,119,000,000	USD	33,014,253	Citibank N.A.	5/13/19	(944,894)
ZAR	87,000,000	USD	5,994,145	Citibank N.A.	5/15/19	1,692
CLP	20,024,000,000	USD	30,640,225	HSBC Securities Inc.	5/15/19	(1,213,722)
CLP	22,236,000,000	USD	34,068,241	HSBC Securities Inc.	5/15/19	(1,391,067)
SEK	939,200,000	USD	106,830,461	HSBC Securities Inc.	5/15/19	(5,457,348)
USD	32,163,445	ZAR	443,000,000	HSBC Securities Inc.	5/15/19	1,632,917
USD	35,245,672	ZAR	477,600,000	HSBC Securities Inc.	5/15/19	2,330,592
JPY	25,850,000,000	USD	235,237,376	JPMorgan Chase & Co.	5/21/19	(1,013,593)
USD	15,034,489	JPY	1,660,000,000	National Australia Bank Ltd.	5/21/19	(6,574)
NOK	706,800,000	USD	82,504,071	HSBC Securities Inc.	5/23/19	(379,446)
AUD	113,500,000	USD	81,477,110	Morgan Stanley & Co. Inc.	5/24/19	(799,989)
USD	23,835,627	EUR	21,070,000	JPMorgan Chase & Co.	6/12/19	50,488
SEK	469,700,000	USD	50,432,439	HSBC Securities Inc.	6/14/19	379,196
SEK	939,200,000	USD	107,082,592	HSBC Securities Inc.	6/14/19	(5,480,958)
GBP	102,170,000	USD	135,216,682	Citibank N.A.	6/17/19	(1,617,148)
USD	13,780,580	GBP	10,510,000	Citibank N.A.	6/17/19	37,494
GBP	143,680,000	USD	190,877,443	Goldman Sachs Group Inc.	6/17/19	(2,998,604)
USD	31,595,771	ZAR	462,600,000	Barclays Bank PLC	6/18/19	(157,062)
NOK	706,800,000	USD	83,096,240	HSBC Securities Inc.	6/24/19	(875,911)
JPY	13,907,000,000	USD	126,357,776	Citibank N.A.	6/26/19	(9,458)

Total						$(22,647,942)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

6

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,530,626,610	—	$1,530,626,610
U.S. Government & Agency Obligations	—	1,115,581,389	—	1,115,581,389
Corporate Bonds & Notes	—	372,224,406	—	372,224,406
Collateralized Mortgage Obligations	—	34,214,745	—	34,214,745

Total Long-Term Investments	—	3,052,647,150	—	3,052,647,150

Short-Term Investments†	$69,458,801	—	—	69,458,801

Total Investments	$69,458,801	$3,052,647,150	—	$3,122,105,951

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$4,519,723	—	$4,519,723

Total	$69,458,801	$3,057,166,873	—	$3,126,625,674

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$27,167,665	—	$27,167,665

†	See Schedule of Investments for additional detailed categorizations.

8

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 62.2%
Australia - 5.9%
Australia Government Bond, Senior Notes	2.750%	10/21/19	2,270,000	AUD	$1,623,157	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	795,000	AUD	591,157	(a)
Queensland Treasury Corp.	4.000%	6/21/19	2,625,000	AUD	1,873,622	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	1,950,000	AUD	1,424,408

Total Australia					5,512,344

Brazil - 4.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	6,695,000	BRL	1,784,760
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	9,340,000	BRL	2,528,854

Total Brazil					4,313,614

Colombia - 4.5%
Colombian TES, Bonds	6.000%	4/28/28	13,900,000,000	COP	4,244,422

Indonesia - 3.1%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	12,800,000,000	IDR	980,141
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	26,300,000,000	IDR	1,930,372

Total Indonesia					2,910,513

Malaysia - 7.5%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	3,670,000	MYR	903,148
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	3,855,000	MYR	958,563
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	3,970,000	MYR	985,707
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	10,120,000	MYR	2,469,781
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	1,555,000	MYR	386,935
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	5,615,000	MYR	1,381,619

Total Malaysia					7,085,753

Mexico - 12.9%
Mexican Bonos, Bonds	8.000%	11/7/47	33,400,000	MXN	1,634,822
Mexican Bonos, Senior Notes	8.500%	5/31/29	50,100,000	MXN	2,655,395
Mexican Bonos, Senior Notes	7.750%	11/23/34	18,000,000	MXN	882,999
Mexican Bonos, Senior Notes	8.500%	11/18/38	56,100,000	MXN	2,913,290
Mexican Bonos, Senior Notes	7.750%	11/13/42	84,900,000	MXN	4,066,487

Total Mexico					12,152,993

Peru - 2.2%
Peru Government Bond, Senior Notes	6.150%	8/12/32	6,530,000	PEN	2,073,726	(a)

Poland - 7.3%
Republic of Poland Government Bond	3.250%	7/25/19	5,390,000	PLN	1,413,100
Republic of Poland Government Bond	1.500%	4/25/20	7,130,000	PLN	1,858,992

See Notes to Schedule of Investments.

1

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - (continued)
Republic of Poland Government Bond	5.250%	10/25/20	6,120,000	PLN	$1,683,901
Republic of Poland Government Bond	2.000%	4/25/21	7,165,000	PLN	1,880,733

Total Poland					6,836,726

South Africa - 5.8%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	34,610,000	ZAR	1,699,587
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	59,720,000	ZAR	3,738,307

Total South Africa					5,437,894

United Kingdom - 8.4%
United Kingdom Gilt, Bonds	1.750%	7/22/19	6,085,000	GBP	7,949,818	(a)

TOTAL SOVEREIGN BONDS (Cost - $64,954,648)					58,517,803

CORPORATE BONDS & NOTES - 33.2%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.4%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	3.175%	4/6/20	1,325,000		1,326,577	(b)(c)

FINANCIALS - 29.8%
Banks - 6.3%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	3.048%	2/12/21	1,590,000		1,591,090	(c)
Corporacion Andina de Fomento, Senior Notes	2.000%	5/10/19	3,425,000		3,423,277
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.173%	5/22/20	955,000		958,768	(b)(c)

Total Banks					5,973,135

Capital Markets - 5.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	3.113%	2/22/21	1,810,000		1,805,920	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.401%	2/23/23	3,170,000		3,144,029	(c)

Total Capital Markets					4,949,949

Consumer Finance - 5.5%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.333%	11/5/21	950,000		953,704	(c)
International Finance Corp., Senior Notes	1.750%	9/16/19	4,260,000		4,244,452

Total Consumer Finance					5,198,156

See Notes to Schedule of Investments.

2

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 8.6%
European Investment Bank, Senior Notes	1.875%	10/15/19	3,900,000	$3,887,091
Inter-American Development Bank, Senior Notes	1.125%	9/12/19	4,240,000	4,213,038

Total Diversified Financial Services				8,100,129

Insurance - 4.1%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	3.034%	1/8/21	2,720,000	2,717,392	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.752%	10/1/20	1,100,000	1,100,552	(b)(c)

Total Insurance				3,817,944

TOTAL FINANCIALS				28,039,313

INDUSTRIALS - 2.0%
Machinery - 2.0%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.841%	3/15/21	1,845,000	1,846,931	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $31,262,556)				31,212,821

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,217,204)				89,730,624

			SHARES
SHORT-TERM INVESTMENTS - 4.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $3,772,945)	2.343%		3,772,945	3,772,945

TOTAL INVESTMENTS - 99.4% (Cost - $99,990,149)				93,503,569
Other Assets in Excess of Liabilities - 0.6%				562,727

TOTAL NET ASSETS - 100.0%				$94,066,296

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
COP	— Colombian Peso
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	658,655	PLN	2,460,000	Morgan Stanley & Co. Inc.	4/10/19	$17,680
USD	177,028	SEK	1,600,000	Citibank N.A.	4/15/19	4,723
CLP	400,000,000	USD	594,303	HSBC Securities Inc.	4/15/19	(6,489)
CLP	400,000,000	USD	595,282	HSBC Securities Inc.	4/15/19	(7,468)
CLP	540,000,000	USD	801,472	HSBC Securities Inc.	4/15/19	(7,923)
CLP	580,000,000	USD	864,704	HSBC Securities Inc.	4/15/19	(12,373)
SEK	51,300,000	USD	5,738,897	HSBC Securities Inc.	4/15/19	(214,360)
USD	514,689	SEK	4,600,000	HSBC Securities Inc.	4/15/19	19,311
USD	517,746	SEK	4,600,000	HSBC Securities Inc.	4/15/19	22,369
USD	689,983	SEK	6,100,000	HSBC Securities Inc.	4/15/19	33,069
USD	724,309	SEK	6,500,000	HSBC Securities Inc.	4/15/19	24,319
USD	227,867	CAD	300,000	Citibank N.A.	4/16/19	3,274
CAD	7,970,000	USD	6,021,229	Goldman Sachs Group Inc.	4/16/19	(54,555)
USD	1,839,097	CAD	2,470,000	Goldman Sachs Group Inc.	4/16/19	(10,047)
USD	3,876,547	CAD	5,200,000	Goldman Sachs Group Inc.	4/16/19	(16,390)
NOK	12,600,000	USD	1,482,902	HSBC Securities Inc.	4/26/19	(20,465)
RUB	59,000,000	USD	919,226	Citibank N.A.	5/13/19	(26,309)
CLP	563,000,000	USD	861,489	HSBC Securities Inc.	5/15/19	(34,125)
CLP	625,000,000	USD	957,576	HSBC Securities Inc.	5/15/19	(39,099)
SEK	23,100,000	USD	2,627,538	HSBC Securities Inc.	5/15/19	(134,226)
USD	929,327	ZAR	12,800,000	HSBC Securities Inc.	5/15/19	47,181
USD	1,025,785	ZAR	13,900,000	HSBC Securities Inc.	5/15/19	67,829
JPY	660,000,000	USD	6,006,061	JPMorgan Chase & Co.	5/21/19	(25,879)
NOK	12,700,000	USD	1,482,459	HSBC Securities Inc.	5/23/19	(6,818)
SEK	23,100,000	USD	2,633,739	HSBC Securities Inc.	6/14/19	(134,806)

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,430,000	USD	3,215,979	Citibank N.A.	6/17/19	$(38,462)
USD	976,696	ZAR	14,300,000	Barclays Bank PLC	6/18/19	(4,855)
NOK	12,600,000	USD	1,481,342	HSBC Securities Inc.	6/24/19	(15,615)
JPY	400,000,000	USD	3,634,365	Citibank N.A.	6/26/19	(272)

Total						$(570,781)

Abbreviations used in this table:

CAD	— Canadian Dollar
CLP	— Chilean Peso
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$58,517,803	—	$58,517,803
Corporate Bonds & Notes	—	31,212,821	—	31,212,821
Total Long-Term Investments	—	89,730,624	—	89,730,624

Short-Term Investments†	$3,772,945	—	—	3,772,945

Total Investments	$3,772,945	$89,730,624	—	$93,503,569

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$239,755	—	$239,755

Total	$3,772,945	$89,970,379	—	$93,743,324

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$810,536	—	$810,536

†	See Schedule of Investments for additional detailed categorizations.

8

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 34.4%
COMMUNICATION SERVICES - 2.8%
Media - 0.5%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	$30,750

Wireless Telecommunication Services - 2.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	136,825

TOTAL COMMUNICATION SERVICES				167,575

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	3.175%	4/6/20	70,000	70,083	(a)(b)

CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	131,477

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000	90,675
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	100,000	101,816	(a)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	55,000	59,685

TOTAL ENERGY				252,176

FINANCIALS - 8.9%
Banks - 3.2%
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	124,268
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	67,844

Total Banks				192,112

Capital Markets - 1.8%
Morgan Stanley, Senior Notes	2.625%	11/17/21	105,000	104,567

Consumer Finance - 2.9%
American Express Co., Senior Notes	2.650%	12/2/22	120,000	119,376
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.333%	11/5/21	55,000	55,215	(b)

Total Consumer Finance				174,591

Insurance - 1.0%
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.752%	10/1/20	60,000	60,030	(a)(b)

TOTAL FINANCIALS				531,300

HEALTH CARE - 1.5%
Health Care Providers & Services - 0.4%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	26,221

See Notes to Schedule of Investments.

1

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	20,000	$20,725	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	40,000	42,420	(a)

Total Pharmaceuticals				63,145

TOTAL HEALTH CARE				89,366

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Northrop Grumman Corp., Senior Notes	3.500%	3/15/21	40,000	40,614

INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Symantec Corp., Senior Notes	5.000%	4/15/25	20,000	20,049	(a)

MATERIALS - 7.7%
Chemicals - 4.6%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000	25,837
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000	90,043	(a)
Methanex Corp., Senior Notes	3.250%	12/15/19	80,000	79,964
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	80,000	83,016	(a)

Total Chemicals				278,860

Containers & Packaging - 0.7%
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000	41,700	(a)

Metals & Mining - 0.7%
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	40,000	40,400

Paper & Forest Products - 1.7%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	103,950	(a)

TOTAL MATERIALS				464,910

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000	59,112
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000	87,444
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	25,000	24,281	(a)

TOTAL REAL ESTATE				170,837

UTILITIES - 2.1%
Electric Utilities - 1.0%
DPL Inc., Senior Notes	7.250%	10/15/21	55,000	59,320

Gas Utilities - 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	66,382

TOTAL UTILITIES				125,702

TOTAL CORPORATE BONDS & NOTES (Cost - $2,045,185)				2,064,089

See Notes to Schedule of Investments.

2

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 26.9%
Australia - 1.3%
Australia Government Bond, Senior Notes	3.000%	3/21/47	100,000	AUD	$79,658	(c)

France - 4.6%
French Republic Government Bond OAT	2.000%	5/25/48	210,000	EUR	276,095	(c)

Germany - 6.1%
Bundesrepublik Deutschland Bundesanleihe	1.250%	8/15/48	275,000	EUR	364,886	(c)

Japan - 4.2%
Japan Government Thirty Year Bond, Senior Notes	0.900%	9/20/48	25,000,000	JPY	249,963

Spain - 5.1%
Spain Government Bond, Senior Notes	2.900%	10/31/46	240,000	EUR	310,011	(c)

United Kingdom - 5.6%
United Kingdom Gilt	1.625%	10/22/28	245,000	GBP	337,184	(c)

TOTAL SOVEREIGN BONDS (Cost - $1,567,276)					1,617,797

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.1%
U.S. Government Obligations - 15.1%
U.S. Treasury Bonds	3.375%	11/15/48	425,000		473,087
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.460%	10/31/20	80,000		79,897	(b)
U.S. Treasury Notes	2.625%	2/15/29	345,000		351,381

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $886,466)					904,365

ASSET-BACKED SECURITIES - 10.6%
Centex Home Equity Loan Trust, 2005-A, M1 (1 mo. USD LIBOR + 0.720%)	3.206%	1/25/35	31,931		31,905	(b)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	2.774%	2/15/34	98,491		97,960	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	2.806%	3/25/37	162,747		158,543	(b)
Long Beach Mortgage Loan Trust, 2005-WL2, M2 (1 mo. USD LIBOR + 0.735%)	3.221%	8/25/35	47,401		47,613	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1, M1 (1 mo. USD LIBOR + 0.390%)	2.876%	12/25/36	50,541		50,461	(b)
New Century Home Equity Loan Trust, 2005-B, A2D (1 mo. USD LIBOR + 0.400%)	2.886%	10/25/35	75,263		75,551	(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	175,727		173,433	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $634,180)					635,466

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 6.0%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02, 1M2 (1 mo. USD LIBOR + 4.000%)	6.486%	5/25/25	64,229		69,403	(b)
Lehman XS Trust, 2005-5N, 1A1 (1 mo. USD LIBOR + 0.300%)	2.786%	11/25/35	76,925		76,856	(b)

See Notes to Schedule of Investments.

3

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	3.106%	6/25/44	93,227		$92,584	(b)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	4.208%	6/25/34	120,336		123,546	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $359,900)					362,389

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,493,007)					5,584,106

SHORT-TERM INVESTMENTS - 7.2%
SOVEREIGN BONDS - 6.0%
Egypt Treasury Bills	14.575%	5/21/19	1,075,000	EGP	60,863	(e)
Egypt Treasury Bills	14.214%	6/11/19	2,150,000	EGP	120,852	(e)
Egypt Treasury Bills	14.610%	6/18/19	2,100,000	EGP	117,653	(e)
Egypt Treasury Bills	13.696%	6/25/19	1,150,000	EGP	64,382	(e)

TOTAL SOVEREIGN BONDS (Cost - $360,499)					363,750

			SHARES
MONEY MARKET FUNDS - 1.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $72,104)	2.343%		72,104		72,104

TOTAL SHORT-TERM INVESTMENTS (Cost - $432,603)					435,854

TOTAL INVESTMENTS - 100.2% (Cost - $5,925,610)					6,019,960
Liabilities in Excess of Other Assets - (0.2)%					(13,640)

TOTAL NET ASSETS - 100.0%					$6,006,320

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

4

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAS	— Connecticut Avenue Securities
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	2,330,000	USD	59,181	HSBC Bank USA, N.A.	4/8/19	$(6,139)
ARS	2,360,000	USD	59,431	HSBC Bank USA, N.A.	4/8/19	(5,706)
USD	50,442	ARS	2,170,000	HSBC Bank USA, N.A.	4/8/19	1,042
USD	58,252	ARS	2,520,000	HSBC Bank USA, N.A.	4/8/19	885
USD	142,164	MXN	2,800,000	Barclays Bank PLC	4/11/19	(1,794)
BRL	220,000	USD	58,894	HSBC Bank USA, N.A.	4/11/19	(2,755)
BRL	220,000	USD	57,986	HSBC Bank USA, N.A.	4/11/19	(1,847)
BRL	650,000	USD	175,420	HSBC Bank USA, N.A.	4/11/19	(9,553)
COP	552,000,000	USD	175,959	HSBC Bank USA, N.A.	4/11/19	(2,945)
MXN	1,100,000	USD	57,502	HSBC Bank USA, N.A.	4/11/19	(947)
MXN	3,400,000	USD	174,471	HSBC Bank USA, N.A.	4/11/19	335
USD	141,705	BRL	550,000	HSBC Bank USA, N.A.	4/11/19	1,356
USD	143,376	MXN	2,800,000	HSBC Bank USA, N.A.	4/11/19	(582)
COP	185,000,000	USD	58,702	JPMorgan Chase & Co.	4/11/19	(718)
COP	187,000,000	USD	59,273	JPMorgan Chase & Co.	4/11/19	(661)
MXN	1,100,000	USD	57,093	JPMorgan Chase & Co.	4/11/19	(538)
USD	297,719	COP	924,000,000	JPMorgan Chase & Co.	4/11/19	8,109
USD	234,348	JPY	26,000,000	Citibank N.A.	5/21/19	(1,234)
USD	71,161	AUD	100,000	National Australia Bank Ltd.	5/24/19	80
USD	124,413	EUR	110,000	Goldman Sachs Group Inc.	6/12/19	238
USD	1,029,446	EUR	910,000	JPMorgan Chase & Co.	6/12/19	2,181
USD	120,140	CHF	120,000	HSBC Bank USA, N.A.	6/14/19	(1,253)
GBP	10,000	USD	13,234	Citibank N.A.	6/17/19	(158)

Total						$(22,604)

See Notes to Schedule of Investments.

5

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CHF	— Swiss Franc
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At March 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2019[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
JPMorgan Chase & Co. (Liberty Media LLC, 8.500%, due 7/15/29)	$100,000	6/20/22	0.989%	5.000% quaterly	$12,393	$7,222	$5,171
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	1.075%	1.000% quarterly	(92)	(2,009)	1,917
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	1.075%	1.000% quarterly	(150)	(3,267)	3,117
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	1.455%	1.000% quaterly	(641)	(1,283)	642

Total	$245,000				$11,510	$663	$10,847

See Notes to Schedule of Investments.

6

BRANDYWINEGLOBAL — GLOBAL FLEXIBLE INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2019

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$2,064,089	—	$2,064,089
Sovereign Bonds	—	1,617,797	—	1,617,797
U.S. Government & Agency Obligations	—	904,365	—	904,365
Asset-Backed Securities	—	635,466	—	635,466
Collateralized Mortgage Obligations	—	362,389	—	362,389

Total Long-Term Investments	—	5,584,106	—	5,584,106

Short-Term Investments†:
Sovereign Bonds	—	363,750	—	363,750
Money Market Funds	$72,104	—	—	72,104
Total Short-Term Investments	72,104	363,750	—	435,854

Total Investments	$72,104	$5,947,856	—	$6,019,960

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14,226	—	$14,226
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	12,393	—	12,393

Total Other Financial Instruments	—	$26,619	—	$26,619

Total	$72,104	$5,974,475	—	$6,046,579

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$36,830	—	$36,830
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	883	—	883

Total	—	$37,713	—	$37,713

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

10